RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 29, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.         RELATED PARTY TRANSACTIONS

The Group had the following balances and transactions with related parties:

Balances:

	As of	As of
	February 28,	February 29,
	2019	2020

Amounts due from related parties-current (i)	$3,341	$3,642
Amounts due from related parties-non-current (i)	$1,747	$—
Amounts due to related parties-current (ii)	$24,375	$4,361
Amounts due to related parties-non-current (ii)	$196	$—

Transactions:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2018	2019	2020

Services fees	$880	$1,888	$6,350
Other revenue	$1,016	$1,374	$4,113
Purchase of equipment	$947	$1,068	$120
Disposal gain (iii)	$3,044	$760	$—

(i)	The amounts due from related parties represent loans and prepayments to certain investees for service fees received by an investee on behalf of the Group.

In fiscal year 2020, the Group recorded $33,184 impairment loss on the amounts due from related parties, substantially all was provided during the year ended February 29, 2020.

(ii)	The amounts due to related parties include $20,635 and nil investment payable to related parties as of February 28, 2019 and February 29, 2020, respectively. The remaining amounts due to related parties primarily related to service fees payable to related parties.
(iii)	As disclosed in Note 10(1), in fiscal year 2018 and 2019, the Group disposed certain equity interests in BabyTree to a related party and recognized disposal gains of $3,044 and $760, respectively.